STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Midcap Value Fund

May 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.5%
Automobiles & Components - 1.1%
Thor Industries	49,592		6,099,816
Banks - 4.1%
Popular	148,772		12,141,283
TCF Financial	218,333		10,370,817
			22,512,100
Capital Goods - 4.9%
CNH Industrial	691,271	[a]	11,862,210
Colfax	148,945	[b]	6,583,369
Quanta Services	91,025		8,679,234
			27,124,813
Commercial & Professional Services - 5.1%
ADT	587,011	[a]	6,069,694
Clarivate	367,259	[b]	11,032,460
Ritchie Bros Auctioneers	187,689		11,206,910
			28,309,064
Consumer Durables & Apparel - 5.2%
Hasbro	90,141		8,650,832
Newell Brands	290,900		8,345,921
Skechers USA, CI. A	243,206	[b]	11,552,285
			28,549,038
Consumer Services - 6.4%
Aramark	264,417		9,875,975
Expedia Group	70,800	[b]	12,528,060
Norwegian Cruise Line Holdings	405,036	[a,b]	12,920,648
			35,324,683
Diversified Financials - 7.3%
Ares Management, Cl. A	121,361		6,696,700
Capital One Financial	82,093		13,198,913
LPL Financial Holdings	55,215		8,165,194
Voya Financial	182,718	[a]	11,971,683
			40,032,490
Energy - 4.4%
EQT	334,429	[b]	6,982,878
Pioneer Natural Resources	55,192		8,399,670
Valero Energy	107,798		8,666,959
			24,049,507
Food, Beverage & Tobacco - 3.3%
Conagra Brands	234,561		8,936,774

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Food, Beverage & Tobacco - 3.3% (continued)
Molson Coors Beverage, Cl. B	157,248	[b]	9,170,703
			18,107,477
Health Care Equipment & Services - 8.1%
Alcon	113,024		7,875,512
Centene	160,428	[b]	11,807,501
Encompass Health	59,395		5,095,497
Laboratory Corp. of America Holdings	25,951	[b]	7,123,030
Zimmer Biomet Holdings	75,070		12,636,533
			44,538,073
Insurance - 2.9%
Arch Capital Group	166,106	[b]	6,625,968
Reinsurance Group of America	72,590		9,148,518
			15,774,486
Materials - 7.7%
Eagle Materials	46,963		6,892,290
Freeport-McMoRan	283,884		12,127,524
Newmont	155,141		11,399,761
The Mosaic Company	338,127		12,219,910
			42,639,485
Media & Entertainment - 3.2%
Activision Blizzard	120,643		11,732,532
Zillow Group, Cl. C	51,303	[b]	6,018,868
			17,751,400
Pharmaceuticals Biotechnology & Life Sciences - 7.1%
Elanco Animal Health	294,122	[b]	10,582,510
Neurocrine Biosciences	66,830	[b]	6,430,383
Sarepta Therapeutics	77,853	[a,b]	5,889,579
Syneos Health	87,779	[b]	7,715,774
Viatris	555,011		8,458,368
			39,076,614
Real Estate - 6.5%
Alexandria Real Estate Equities	40,606	[c]	7,238,426
CBRE Group, Cl. A	104,237	[b]	9,149,924
Digital Realty Trust	58,157	[c]	8,814,275
Equity Residential	133,757	[c]	10,359,480
			35,562,105
Retailing - 1.6%
Dollar Tree	91,792	[b]	8,949,720
Semiconductors & Semiconductor Equipment - 3.9%
First Solar	46,251	[b]	3,520,164
ON Semiconductor	234,094	[b]	9,373,124
Skyworks Solutions	49,204		8,364,680
			21,257,968

Description		Shares		Value ($)
Common Stocks - 98.5% (continued)
Software & Services - 5.5%
Euronet Worldwide		83,566	[b]	12,504,816
Global Payments		62,776		12,160,339
Proofpoint		31,968	[b]	5,524,390
				30,189,545
Technology Hardware & Equipment - 3.3%
Nokia, ADR		1,309,972	[b]	6,759,456
Western Digital		154,451	[b]	11,619,349
				18,378,805
Transportation - 2.4%
Lyft, Cl. A		232,743	[b]	13,287,298
Utilities - 4.5%
Edison International		127,667		7,132,755
Exelon		198,710		8,965,795
PPL		291,003		8,471,097
				24,569,647
Total Common Stocks (cost $398,913,434)				542,084,134
	1-Day Yield (%)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,124,916)	0.04	4,124,916	[d]	4,124,916

Investment of Cash Collateral for Securities Loaned - 3.3%
Registered Investment Companies - 3.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $18,314,659)	0.01	18,314,659	[d]	18,314,659
Total Investments (cost $421,353,009)		102.6%		564,523,709
Liabilities, Less Cash and Receivables		(2.6%)		(14,432,850)
Net Assets		100.0%		550,090,859

ADR—American Depository Receipt

a Security, or portion thereof, on loan. At May 31, 2021, the value of the fund’s securities on loan was $31,377,799 and the value of the collateral was $33,394,187, consisting of cash collateral of $18,314,659 and U.S. Government & Agency securities valued at $15,079,528.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Midcap Value Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	542,084,134	-	-	542,084,134
Investment Companies	22,439,575	-	-	22,439,575

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2021, accumulated net unrealized appreciation on investments was $143,170,700, consisting of $148,417,897 gross unrealized appreciation and $5,247,197 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.